Distribution of Property, Plant and Equipment, Net, by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 168,461	$ 170,861
Central Laboratory
Segment Reporting Information [Line Items]
Property, plant and equipment, net	18,292	21,106
Clinical Research
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 150,169	$ 149,755